COMMITMENTS - Forward Purchase Agreement (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies [Line Items]
Warrants to be purchased pursuant to agreements	3,333,333	3,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50	$ 11.50
Warrants
Commitments And Contingencies [Line Items]
Proceeds from Issuance or Sale of Equity	$ 100,000,000	$ 100,000,000
Class A ordinary shares
Commitments And Contingencies [Line Items]
Shares To Be Purchased Pursuant To Agreements	10,000,000	10,000,000